INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets included in current assets relate to intangible assets following the completion of the transactions contemplated by the Vessel SPA, the ManCo SPA and related agreements during 2022 and are as follows:

	Favorable Contract Intangible Assets	Assembled Workforce	Customer Relationships	Others	As of June 30, 2023
	Note A	Note B	Note B
(in thousands of $)
Cost	18,900	4,600	3,600	1,038	28,138
Less: Accumulated amortization	(14,127)	(920)	(1,950)	—	(16,997)
Net book value	4,773	3,680	1,650	1,038	11,141
Presented as:
- Current	—	920	1,650	—	2,570
- Non-current	4,773	2,760	—	1,038	8,571
	4,773	3,680	1,650	1,038	11,141